Convertible Note Payable, Shareholder (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 21, 2017	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Feb. 21, 2016	Dec. 31, 2014
Convertible Note Payable, Shareholder (Textual)
Aggregate principal amount			$ 50,000			$ 242,498
Exercise price (in dollars per share)		$ 0.03	$ 5.01	$ 0.005
Fair value of warrants			$ 1,447,066
Accrued Interest			34,772	$ 19,542
Trinad Capital [Member]
Convertible Note Payable, Shareholder (Textual)
Fair value of warrants	$ 1,624,474
Debt, description
If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, Trinad Capital will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing.

Warrants to purchase shares of common stock	$ 596,846
Warrants issued	596,846
Risk-free interest rate	1.50%
Dividend yield	0.00%
Volatility rate	100.00%
Expected life	3 years
Conversion price (in dollars per share)					$ 2.73
Beneficial conversion feature	$ 1,624,474	$ 3,657,015	3,248,948
Accrued Interest	$ 3,581,077	$ 75,938	$ 75,938